PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,458	$ 5,565
Accumulated depreciation	912	170
Property and equipment, net	7,546	5,395
Depreciation expense	776	86	$ 66
Disposed accumulated depreciation	34
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,238	5,058
Computers and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	394	128
Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	719	251
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	50	37
Cars
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 57	57
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 34